STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 5 – STOCKHOLDERS’ EQUITY

The Company expensed $18 thousand and $55 thousand related to restricted stock awards for the three months ended March 31, 2026, and 2025, respectively.

The Company expensed $59 thousand and $237 thousand related to restricted stock units for the three months ended March 31, 2026, and 2025, respectively.

On January 2, 2026, the Company issued 47,464 shares of common stock, of which 19,271 were issued from treasury, upon vesting of 70,773 restricted stock units, net of 23,309 shares withheld for taxes related to stock grants on January 1, 2025.

Shares Held in Treasury

As of March 31, 2026, and December 31, 2025, the Company had 462,177 and 481,448 shares, respectively, held in treasury with a value of approximately $476 thousand and $502 thousand, respectively.

NOTE 9 – STOCKHOLDERS’ EQUITY

The Company expensed $112 thousand and $388 thousand related to restricted stock awards for the years ended December 31, 2025, and December 31, 2024, respectively.

The Company expensed $603 thousand and $912 thousand related to restricted stock units for years ended December 31, 2025, and December 31, 2024, respectively.

On August 25, 2023, the Company entered into a Convertible Note Purchase Agreement with certain investors for the sale of convertible promissory notes for the aggregate principal amount of $1,100 thousand. As of January 21, 2025, $350 thousand was converted to 313,520 shares of common stock, of which 22,359 were issued from treasury.

On January 2, 2025, the Company issued 39,915 shares of common stock, of which 16,988 were issued from treasury, upon vesting of 61,011 restricted stock units, net of 21,096 shares withheld for taxes related to stock grants on July 20, 2023 and July 1, 2024.

On March 31, 2025, the Company issued 60,000 shares of restricted common stock, vesting immediately with a value of $41 thousand, for consulting services. On September 30, 2025, the Company issued an additional 60,000 shares of restricted common stock, vesting immediately with a value of $45 thousand, for consulting services.

On April 1, 2025, the Company issued 5,792 shares of common stock upon vesting of 7,000 restricted stock units, net of 1,208 shares withheld for taxes related to a stock grant on September 1, 2024.

On June 19, 2025, the Company issued 41,849 shares of common stock from treasury, upon vesting of 68,027 restricted stock units, net of 26,178 shares withheld for taxes related to a stock grant on June 19, 2023.

On June 30, 2025, the Company issued 2,741 shares of common, upon vesting of 4,000 restricted stock units, net of 1,259 shares withheld for taxes related to a stock grant on January 1, 2025.

On November 3, 2025, the Company issued 30,882 shares of common stock upon vesting of 46,336 restricted stock units, net of 15,454 shares of common stock withheld for taxes.

During the year ended December 31, 2025, the Company issued 89,310 shares of common stock upon the separation of a former director, relating to 89,310 shares of restricted stock units that had previously vested.

On March 31, 2024, the Company issued 30,000 of restricted common stock, vesting immediately, with a value of $42 thousand, for consulting services. On June 30, 2024, the Company issued an additional 30,000 of restricted common stock, vesting immediately, with a value of $42 thousand, for consulting services. On September 30, 2024, the Company issued an additional 60,000 of restricted common stock, vesting immediately, with a value of $86 thousand, for consulting services. On December 31, 2024, the Company issued an additional 60,000 of restricted common stock, vesting immediately, with a value of $81 thousand, for consulting services.

On November 4, 2024, the Company issued 54,843 shares of common stock upon vesting of 69,667 restricted stock units, net of 14,824 shares of common stock withheld for taxes.

During the year ended December 31, 2024, the Company issued 1,750 shares of common stock upon vesting of restricted stock units, and 38,095 shares of common stock from treasury shares, net of common stock withheld for taxes.

Non-Qualified Stock Purchase Plan

On June 10, 2021, the stockholders of the Company approved a non-qualified stock purchase plan (the “2021 Plan”). The 2021 Plan provides eligible participants, including employees, directors and consultants of the Company, the opportunity to purchase shares of the Company’s common stock thereby increasing their interest in the Company’s continued success. The maximum number of common stock reserved and available for issuance under the 2021 Plan is 500,000 shares. The purchase price of shares of common stock acquired pursuant to the exercise of an option will be the lesser of 85% of the fair market value of a share (a) on the enrollment date, and (b) on the exercise date. The 2021 Plan is not intended to qualify as an employee stock purchase plan under Section 423 of the Internal Revenue Code of 1986, as amended (the “Code”). The Company applied ASC Topic 718, Compensation-Stock Compensation and estimated the fair value using the Black-Scholes model, as the 2021 Plan is considered compensatory. In relation to the 2021 Plan the Company expensed $0 and $4 thousand for the years ended December 31, 2025 and December 31, 2024, respectively. During years ended December 31, 2025 and 2024, the Company received $0 thousand and $21 thousand, respectively, in proceeds related to the 2021 Plan. The Company has currently suspended new offering periods under the 2021 Plan.

Shares Held in Treasury

As of December 31, 2025, and December 31, 2024, the Company had 481,448 and 290,467 shares, respectively, held in treasury with a value of approximately $502 thousand and $480 thousand, respectively.

On February 29, 2024, seven participants exercised their options under the Company’s non-qualified stock purchase plan, and as a result, 21,889 shares were issued from treasury, with an exercise price of $0.97 per share.

Shares Repurchase Program

In December 2023, the Company’s Board of Directors approved a share repurchase program to allow the Company to spend up to $0.5 million to repurchase shares of its common stock so long as the price does not exceed $1.00 until December 14, 2024. On November 26, 2024, the Company approved an extension of the $0.5 million share repurchase program to repurchase shares of the Company’s common stock through December 31, 2025. The share repurchase program may be modified, suspended, or discontinued at the discretion of the Board of Directors at any time.  During the year ended December 31, 2025, the Company repurchased 272,177 shares for $221 thousand under the share repurchase program, which expired December 31, 2025.